Quarterly Holdings Report
for
Fidelity® SAI U.S. Momentum Index Fund
April 30, 2022

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (SAI) - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with SAI.
SY1-NPRT3-0622
1.9878815.105
Common Stocks - 99.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 5.0%
Entertainment - 0.2%
AMC Entertainment Holdings, Inc. Class A (a)(b)	219,963	3,365,434
Live Nation Entertainment, Inc. (a)	18,821	1,973,946
		5,339,380
Interactive Media & Services - 4.6%
Alphabet, Inc.:
Class A (a)	37,467	85,506,813
Class C (a)	34,733	79,862,629
		165,369,442
Media - 0.2%
Interpublic Group of Companies, Inc.	74,905	2,443,401
Liberty Media Corp. Liberty Formula One Group Series C (a)	56,272	3,507,434
		5,950,835
TOTAL COMMUNICATION SERVICES		176,659,657
CONSUMER DISCRETIONARY - 7.7%
Automobiles - 4.0%
Ford Motor Co.	1,600,505	22,663,151
Lucid Group, Inc. Class A (a)(b)	34,703	627,430
Tesla, Inc. (a)	135,738	118,195,221
		141,485,802
Distributors - 0.1%
Pool Corp.	8,817	3,572,825
Hotels, Restaurants & Leisure - 0.1%
Domino's Pizza, Inc.	3,832	1,295,216
Expedia, Inc. (a)	6,936	1,212,066
MGM Resorts International	21,640	888,106
		3,395,388
Internet & Direct Marketing Retail - 0.1%
Doordash, Inc. (a)	8,556	696,715
eBay, Inc.	49,994	2,595,688
Etsy, Inc. (a)	7,062	658,108
		3,950,511
Multiline Retail - 0.7%
Dollar Tree, Inc. (a)	71,646	11,638,893
Target Corp.	55,157	12,611,648
		24,250,541
Specialty Retail - 2.7%
Advance Auto Parts, Inc.	2,995	597,892
AutoZone, Inc. (a)	7,421	14,511,543
Bath & Body Works, Inc.	50,304	2,660,579
Lowe's Companies, Inc.	113,311	22,404,984
O'Reilly Automotive, Inc. (a)	18,391	11,155,061
The Home Depot, Inc.	126,234	37,920,694
Tractor Supply Co.	35,035	7,057,801
		96,308,554
Textiles, Apparel & Luxury Goods - 0.0%
lululemon athletica, Inc. (a)	5,914	2,097,282
TOTAL CONSUMER DISCRETIONARY		275,060,903
CONSUMER STAPLES - 8.7%
Beverages - 1.7%
Keurig Dr. Pepper, Inc.	39,315	1,470,381
PepsiCo, Inc.	194,563	33,408,413
The Coca-Cola Co.	373,419	24,126,602
		59,005,396
Food & Staples Retailing - 3.7%
Costco Wholesale Corp.	236,495	125,749,121
Kroger Co.	126,359	6,818,332
		132,567,453
Food Products - 1.1%
Archer Daniels Midland Co.	132,178	11,837,862
Bunge Ltd.	48,039	5,434,172
General Mills, Inc.	75,676	5,352,563
Hormel Foods Corp.	13,371	700,507
McCormick & Co., Inc. (non-vtg.)	23,567	2,370,133
Mondelez International, Inc.	69,147	4,458,599
The Hershey Co.	26,918	6,077,277
The J.M. Smucker Co.	5,513	754,895
Tyson Foods, Inc. Class A	37,702	3,512,318
		40,498,326
Household Products - 2.1%
Church & Dwight Co., Inc.	39,847	3,887,473
Procter & Gamble Co.	437,615	70,259,088
		74,146,561
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	10,600	2,799,036
TOTAL CONSUMER STAPLES		309,016,772
ENERGY - 10.0%
Energy Equipment & Services - 0.5%
Baker Hughes Co. Class A	82,649	2,563,772
Halliburton Co.	160,881	5,730,581
Schlumberger Ltd.	230,043	8,973,977
		17,268,330
Oil, Gas & Consumable Fuels - 9.5%
Cheniere Energy, Inc.	117,141	15,908,919
Chevron Corp.	419,464	65,717,425
ConocoPhillips Co.	562,041	53,686,156
Coterra Energy, Inc.	117,887	3,393,967
Devon Energy Corp.	357,708	20,807,874
Diamondback Energy, Inc.	62,575	7,898,842
EOG Resources, Inc.	205,933	24,044,737
Exxon Mobil Corp.	1,075,145	91,656,111
Hess Corp.	45,990	4,740,189
Marathon Petroleum Corp.	93,486	8,157,588
Occidental Petroleum Corp.	249,876	13,765,669
ONEOK, Inc.	36,668	2,322,184
Pioneer Natural Resources Co.	77,823	18,091,513
The Williams Companies, Inc.	193,612	6,638,955
Valero Energy Corp.	36,765	4,098,562
		340,928,691
TOTAL ENERGY		358,197,021
FINANCIALS - 14.6%
Banks - 3.9%
Bank of America Corp.	1,320,700	47,122,576
Fifth Third Bancorp	92,337	3,465,408
First Republic Bank	9,088	1,356,111
JPMorgan Chase & Co.	180,276	21,517,743
KeyCorp	48,495	936,438
M&T Bank Corp.	12,640	2,106,330
PNC Financial Services Group, Inc.	63,516	10,550,008
Signature Bank	25,667	6,217,831
SVB Financial Group (a)	11,178	5,450,840
Wells Fargo & Co.	956,034	41,711,763
		140,435,048
Capital Markets - 4.9%
Ameriprise Financial, Inc.	21,711	5,764,053
Bank of New York Mellon Corp.	45,214	1,901,701
BlackRock, Inc. Class A	9,197	5,745,182
Blackstone, Inc.	345,316	35,073,746
Carlyle Group LP	52,577	1,908,019
Cboe Global Markets, Inc.	13,953	1,576,410
Charles Schwab Corp.	463,646	30,753,639
CME Group, Inc.	32,512	7,131,182
Coinbase Global, Inc. (a)(b)	2,425	273,322
FactSet Research Systems, Inc.	14,360	5,794,116
Goldman Sachs Group, Inc.	43,144	13,180,061
Intercontinental Exchange, Inc.	21,458	2,485,051
KKR & Co. LP	157,109	8,007,846
Morgan Stanley	238,852	19,249,083
MSCI, Inc.	17,616	7,420,740
NASDAQ, Inc.	27,164	4,274,799
Raymond James Financial, Inc.	62,643	6,105,187
S&P Global, Inc.	36,843	13,871,390
T. Rowe Price Group, Inc.	27,090	3,333,154
Tradeweb Markets, Inc. Class A	5,195	369,832
		174,218,513
Consumer Finance - 0.3%
American Express Co.	62,903	10,989,783
Upstart Holdings, Inc. (a)(b)	7,556	566,851
		11,556,634
Diversified Financial Services - 2.9%
Apollo Global Management, Inc. (b)	44,602	2,219,396
Berkshire Hathaway, Inc. Class B (a)	307,486	99,265,705
		101,485,101
Insurance - 2.6%
AFLAC, Inc.	23,154	1,326,261
Alleghany Corp. (a)	636	532,014
American Financial Group, Inc.	14,113	1,954,368
American International Group, Inc.	67,321	3,938,952
Aon PLC	39,729	11,441,555
Arch Capital Group Ltd. (a)	19,656	897,690
Arthur J. Gallagher & Co.	69,743	11,750,998
Assurant, Inc.	4,834	879,208
Brown & Brown, Inc.	84,540	5,239,789
Chubb Ltd.	41,630	8,594,514
Cincinnati Financial Corp.	5,750	705,295
Hartford Financial Services Group, Inc.	36,037	2,520,067
Loews Corp.	8,233	517,362
Markel Corp. (a)	568	768,663
Marsh & McLennan Companies, Inc.	174,952	28,289,738
Principal Financial Group, Inc.	12,578	857,065
Progressive Corp.	84,484	9,070,202
The Travelers Companies, Inc.	9,228	1,578,542
W.R. Berkley Corp.	33,700	2,240,713
		93,102,996
TOTAL FINANCIALS		520,798,292
HEALTH CARE - 15.8%
Biotechnology - 2.1%
AbbVie, Inc.	373,175	54,811,944
Horizon Therapeutics PLC (a)	20,366	2,007,273
Moderna, Inc. (a)	97,942	13,164,384
Regeneron Pharmaceuticals, Inc. (a)	4,845	3,193,388
Vertex Pharmaceuticals, Inc. (a)	13,791	3,767,977
		76,944,966
Health Care Equipment & Supplies - 0.7%
DexCom, Inc. (a)	14,421	5,892,132
Edwards Lifesciences Corp. (a)	125,721	13,298,767
IDEXX Laboratories, Inc. (a)	8,259	3,555,334
STERIS PLC	9,857	2,208,461
		24,954,694
Health Care Providers & Services - 4.5%
AmerisourceBergen Corp.	26,219	3,966,673
Anthem, Inc.	36,961	18,551,835
Centene Corp. (a)	59,249	4,772,507
CVS Health Corp.	326,168	31,354,530
HCA Holdings, Inc.	38,784	8,321,107
Henry Schein, Inc. (a)	7,571	614,008
Laboratory Corp. of America Holdings	4,192	1,007,254
McKesson Corp.	43,034	13,323,757
Molina Healthcare, Inc. (a)	5,111	1,602,043
Quest Diagnostics, Inc.	7,651	1,024,010
UnitedHealth Group, Inc.	147,246	74,881,953
		159,419,677
Health Care Technology - 0.1%
Cerner Corp.	35,601	3,333,678
Life Sciences Tools & Services - 3.2%
Agilent Technologies, Inc.	34,177	4,076,291
Avantor, Inc. (a)	88,245	2,813,251
Bio-Rad Laboratories, Inc. Class A (a)	1,209	619,081
Bio-Techne Corp.	7,582	2,878,810
Charles River Laboratories International, Inc. (a)	6,606	1,595,415
Danaher Corp.	103,224	25,922,643
IQVIA Holdings, Inc. (a)	17,939	3,910,523
Mettler-Toledo International, Inc. (a)	2,408	3,076,292
PerkinElmer, Inc.	30,026	4,402,112
Thermo Fisher Scientific, Inc.	98,629	54,533,947
Waters Corp. (a)	9,464	2,867,781
West Pharmaceutical Services, Inc.	19,567	6,164,779
		112,860,925
Pharmaceuticals - 5.2%
Bristol-Myers Squibb Co.	93,757	7,057,089
Eli Lilly & Co.	238,404	69,644,961
Pfizer, Inc.	2,007,969	98,531,039
Zoetis, Inc. Class A	64,148	11,370,233
		186,603,322
TOTAL HEALTH CARE		564,117,262
INDUSTRIALS - 4.6%
Aerospace & Defense - 1.2%
General Dynamics Corp.	38,978	9,219,466
L3Harris Technologies, Inc.	10,647	2,472,872
Lockheed Martin Corp.	26,819	11,589,026
Northrop Grumman Corp.	20,593	9,048,564
Raytheon Technologies Corp.	84,888	8,056,720
Textron, Inc.	38,572	2,671,111
		43,057,759
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	11,525	1,223,379
Expeditors International of Washington, Inc.	7,291	722,319
United Parcel Service, Inc. Class B	61,323	11,036,914
		12,982,612
Building Products - 0.4%
A.O. Smith Corp.	13,630	796,401
Carrier Global Corp.	86,031	3,292,406
Johnson Controls International PLC	167,987	10,057,382
		14,146,189
Commercial Services & Supplies - 1.0%
Republic Services, Inc.	83,496	11,211,008
Waste Connections, Inc. (United States)	20,978	2,894,335
Waste Management, Inc.	133,374	21,932,021
		36,037,364
Electrical Equipment - 0.3%
Eaton Corp. PLC	34,750	5,039,445
Generac Holdings, Inc. (a)	11,173	2,451,133
Plug Power, Inc. (a)(b)	32,651	686,324
Rockwell Automation, Inc.	5,852	1,478,625
		9,655,527
Machinery - 0.0%
Dover Corp.	6,130	817,129
Pentair PLC	6,116	310,387
		1,127,516
Professional Services - 0.3%
Equifax, Inc.	16,923	3,444,169
Robert Half International, Inc.	44,349	4,359,950
Verisk Analytics, Inc.	16,067	3,278,471
		11,082,590
Road & Rail - 0.8%
AMERCO	2,126	1,138,430
CSX Corp.	88,430	3,036,686
J.B. Hunt Transport Services, Inc.	17,862	3,051,723
Knight-Swift Transportation Holdings, Inc. Class A	18,331	877,872
Old Dominion Freight Lines, Inc.	42,401	11,877,368
Union Pacific Corp.	34,054	7,978,512
		27,960,591
Trading Companies & Distributors - 0.2%
Fastenal Co.	30,337	1,677,939
United Rentals, Inc. (a)	4,614	1,460,423
W.W. Grainger, Inc.	6,368	3,184,191
		6,322,553
TOTAL INDUSTRIALS		162,372,701
INFORMATION TECHNOLOGY - 27.4%
Communications Equipment - 1.1%
Arista Networks, Inc. (a)	102,075	11,796,808
Cisco Systems, Inc.	242,136	11,859,821
F5, Inc. (a)	6,802	1,138,723
Juniper Networks, Inc.	106,659	3,361,892
Motorola Solutions, Inc.	47,304	10,108,392
		38,265,636
Electronic Equipment & Components - 0.3%
Amphenol Corp. Class A	33,316	2,382,094
CDW Corp.	5,566	908,260
Keysight Technologies, Inc. (a)	42,480	5,958,670
Trimble, Inc. (a)	9,792	653,126
Zebra Technologies Corp. Class A (a)	8,144	3,010,511
		12,912,661
IT Services - 3.2%
Accenture PLC Class A	216,506	65,029,742
Affirm Holdings, Inc. (a)(b)	32,893	944,029
Automatic Data Processing, Inc.	24,039	5,244,829
Cloudflare, Inc. (a)(b)	105,318	9,072,093
EPAM Systems, Inc. (a)	15,763	4,177,037
Gartner, Inc. (a)	36,190	10,515,005
Jack Henry & Associates, Inc.	3,271	620,116
MongoDB, Inc. Class A (a)	10,487	3,722,151
Paychex, Inc.	87,262	11,058,713
Snowflake, Inc. (a)	16,302	2,794,815
		113,178,530
Semiconductors & Semiconductor Equipment - 7.5%
Advanced Micro Devices, Inc. (a)	249,723	21,356,311
Applied Materials, Inc.	141,586	15,624,015
Broadcom, Inc.	92,670	51,375,321
Enphase Energy, Inc. (a)	6,896	1,113,014
Entegris, Inc.	17,498	1,949,102
KLA Corp.	32,939	10,516,105
Marvell Technology, Inc.	216,593	12,579,721
Monolithic Power Systems, Inc.	8,116	3,183,420
NVIDIA Corp.	751,953	139,464,723
NXP Semiconductors NV	9,384	1,603,726
onsemi (a)	145,626	7,588,571
Teradyne, Inc.	5,916	623,901
		266,977,930
Software - 10.6%
Adobe, Inc. (a)	67,750	26,825,613
Asana, Inc. (a)(b)	24,793	664,452
Bill.Com Holdings, Inc. (a)(b)	26,634	4,546,690
Cadence Design Systems, Inc. (a)	67,331	10,156,881
Crowdstrike Holdings, Inc. (a)	18,599	3,696,737
Datadog, Inc. Class A (a)	103,743	12,530,080
Dynatrace, Inc. (a)	28,688	1,100,472
Fortinet, Inc. (a)	78,359	22,646,535
HubSpot, Inc. (a)	8,145	3,090,457
Intuit, Inc.	91,799	38,440,831
Microsoft Corp.	648,979	180,104,647
NortonLifeLock, Inc.	30,954	775,088
Oracle Corp.	365,812	26,850,601
Palantir Technologies, Inc. (a)	142,848	1,485,619
Palo Alto Networks, Inc. (a)(b)	45,693	25,646,567
ServiceNow, Inc. (a)	9,868	4,717,891
Synopsys, Inc. (a)	37,638	10,794,202
Tyler Technologies, Inc. (a)	5,230	2,064,333
Unity Software, Inc. (a)(b)	8,699	577,701
Zscaler, Inc. (a)	19,054	3,863,008
		380,578,405
Technology Hardware, Storage & Peripherals - 4.7%
Apple, Inc.	966,556	152,377,553
Dell Technologies, Inc.	64,498	3,032,051
HP, Inc.	131,666	4,822,926
NetApp, Inc.	37,437	2,742,260
Seagate Technology Holdings PLC	49,948	4,097,734
		167,072,524
TOTAL INFORMATION TECHNOLOGY		978,985,686
MATERIALS - 1.8%
Chemicals - 0.8%
Albemarle Corp. U.S.	31,135	6,003,762
CF Industries Holdings, Inc.	91,584	8,868,079
Corteva, Inc.	30,986	1,787,582
FMC Corp.	11,657	1,545,019
Sherwin-Williams Co.	16,305	4,483,223
The Mosaic Co.	115,878	7,233,105
		29,920,770
Construction Materials - 0.0%
Martin Marietta Materials, Inc.	2,688	952,143
Containers & Packaging - 0.1%
Crown Holdings, Inc.	5,216	573,969
Sealed Air Corp.	32,365	2,078,157
		2,652,126
Metals & Mining - 0.9%
Freeport-McMoRan, Inc.	139,734	5,666,214
Newmont Corp.	41,249	3,004,990
Nucor Corp.	129,304	20,013,673
Steel Dynamics, Inc.	44,758	3,837,999
		32,522,876
TOTAL MATERIALS		66,047,915
REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.7%
Camden Property Trust (SBI)	39,907	6,261,009
Duke Realty Corp.	114,053	6,244,402
Equity Residential (SBI)	15,557	1,267,896
Essex Property Trust, Inc.	1,961	645,698
Extra Space Storage, Inc.	60,462	11,487,780
Iron Mountain, Inc.	60,647	3,258,563
Mid-America Apartment Communities, Inc.	41,816	8,224,371
Prologis (REIT), Inc.	234,613	37,606,118
Public Storage	55,277	20,535,406
SBA Communications Corp. Class A	5,990	2,079,189
UDR, Inc.	9,627	512,253
		98,122,685
Real Estate Management & Development - 0.2%
CBRE Group, Inc.	74,174	6,159,409
TOTAL REAL ESTATE		104,282,094
UTILITIES - 0.9%
Electric Utilities - 0.5%
American Electric Power Co., Inc.	19,652	1,947,710
Constellation Energy Corp.	19,100	1,130,911
Edison International	14,780	1,016,716
Exelon Corp.	257,942	12,066,527
FirstEnergy Corp.	24,895	1,078,202
		17,240,066
Gas Utilities - 0.1%
Atmos Energy Corp.	14,591	1,654,619
Independent Power and Renewable Electricity Producers - 0.0%
Vistra Corp.	42,177	1,055,269
Multi-Utilities - 0.3%
CenterPoint Energy, Inc.	23,835	729,589
Consolidated Edison, Inc.	60,333	5,595,282
NiSource, Inc.	66,369	1,932,665
Sempra Energy	14,572	2,351,338
		10,608,874
TOTAL UTILITIES		30,558,828
TOTAL COMMON STOCKS (Cost $3,405,887,007)		3,546,097,131

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (d) (Cost $297,267)	300,000	296,360

Money Market Funds - 1.2%
	Shares	Value ($)
Fidelity Cash Central Fund 0.32% (e)	8,913,954	8,915,737
Fidelity Securities Lending Cash Central Fund 0.32% (e)(f)	33,529,132	33,532,485
TOTAL MONEY MARKET FUNDS (Cost $42,448,222)		42,448,222

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $3,448,632,496)	3,588,841,713
NET OTHER ASSETS (LIABILITIES) - (0.6)% (g)	(21,320,905)
NET ASSETS - 100.0%	3,567,520,808

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	81	Jun 2022	16,716,375	(292,874)	(292,874)

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $296,360.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
(g)	Includes $333,646 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.32%	66,517,149	930,631,894	988,233,306	16,193	-	-	8,915,737	0.0%
Fidelity Securities Lending Cash Central Fund 0.32%	20,093,260	335,210,784	321,771,559	24,357	-	-	33,532,485	0.1%
Total	86,610,409	1,265,842,678	1,310,004,865	40,550	-	-	42,448,222

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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